CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Net loss	$ (43,869,825)	$ (32,172,344)	$ (39,010,476)
Other comprehensive (loss) income, net of tax of nil:
Change in cumulative foreign currency translation adjustment	2,031,505	(1,390,936)	(478,896)
Comprehensive loss	(41,838,320)	(33,563,280)	(39,489,372)
Less: comprehensive loss attributable to noncontrolling interest	(13,353)
Comprehensive loss attributable to Wowo Limited's shareholders	$ (41,824,967)	$ (33,563,280)	$ (39,489,372)